Document and Entity Information	9 Months Ended
Nov. 01, 2014
Document and Entity Information
Entity Registrant Name	Michaels Companies, Inc.
Entity Central Index Key	0001593936
Document Type	S-1
Document Period End Date	Nov. 01, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer